Stock-based Compensation Plan - Summary of Shares Available for Future Grant (Detail) - shares	Dec. 31, 2020	Dec. 31, 2019
2014 Equity Incentive Plan [Member]
Schedule Of Shares Available For Future Grant [Line Items]
Shares Available for future grant	5,993,465	7,855,010